Securitization Transactions (Tables)	6 Months Ended
Sep. 30, 2017
Quantitative Information about Delinquencies, Impaired Loans and Components of Financial Assets Sold on Securitization, Other Assets Managed Together, and Net Credit Loss

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2017 and September 30, 2017, and quantitative information about net credit loss for the six and three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Total principal amount of receivables		Principal amount of receivables that are 90 days or more past-due and impaired loans
	March 31, 2017	September 30, 2017	March 31, 2017	September 30, 2017
Direct financing leases	¥1,204,024	¥1,214,698	¥11,600	¥	12,737
Installment loans	2,815,706	2,825,895	68,747		66,009

	4,019,730	4,040,593	80,347		78,746
Direct financing leases sold on securitization	0	0	0		0

Total	¥4,019,730	¥4,040,593	¥80,347	¥	78,746

	Millions of yen
	Credit loss
	Six months ended September 30, 2016	Six months ended September 30, 2017	Three months ended September 30, 2016	Three months ended September 30, 2017
Direct financing leases	¥1,787	¥938	¥1,295	¥	700
Installment loans	5,925	7,011	3,928		4,159

	7,712	7,949	5,223		4,859

Direct financing leases sold on securitization	0	0	0		0

Total	¥7,712	¥7,949	¥5,223	¥	4,859

Roll-Forwards of Amount of Servicing Assets and Fair Value of Servicing Assets

The servicing assets related to those servicing activities are included in other assets and roll-forwards of the amount of the servicing assets for the six and three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017	Three months ended September 30, 2016	Three months ended September 30, 2017
Beginning balance	¥16,852	¥17,303	¥15,212	¥	17,736
Increase mainly from loans sold with servicing retained	1,781	13,470	1,095		12,132
Decrease mainly from amortization	(1,779)	(1,712)	(903)		(835)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1,718)	225	(268)		253

Ending balance	¥15,136	¥29,286	¥15,136	¥	29,286

The fair value of the servicing assets as of March 31, 2017 and September 30, 2017 are as follows:

	Millions of yen
	March 31, 2017	September 30, 2017
Beginning balance	¥24,229	¥24,907
Ending balance	¥24,907	¥36,949